Oil and Gas Properties - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Young County, Texas acre Well Property	Jul. 29, 2011 Young County, Texas Property acre Well	Mar. 31, 2012 Archer County, Texas Well Property acre	Sep. 16, 2011 Archer County, Texas Well acre Property	Jun. 30, 2012 Armada Oil And Gas acre	Mar. 31, 2012 Armada Oil And Gas acre	Mar. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 1	Jun. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Minimum Income Approach Valuation Technique	Mar. 31, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Minimum Income Approach Valuation Technique	Jun. 30, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Maximum Income Approach Valuation Technique	Mar. 31, 2012 Armada Oil And Gas Fair Value, Inputs, Level 3 Maximum Income Approach Valuation Technique	Jun. 30, 2012 Armada Oil And Gas Common Stock	Mar. 31, 2012 Armada Oil And Gas Common Stock	Mar. 30, 2012 Armada Oil And Gas Common Stock	Jun. 30, 2012 Armada Oil And Gas Series B Warrants	Mar. 31, 2012 Armada Oil And Gas Series B Warrants	Jun. 30, 2012 Armada Oil And Gas Series B Warrants Fair Value, Inputs, Level 3	Mar. 31, 2012 Armada Oil And Gas Series B Warrants Fair Value, Inputs, Level 3	Jun. 30, 2012 Armada Oil And Gas Series C Warrants	Mar. 31, 2012 Armada Oil And Gas Series C Warrants	Jun. 30, 2012 Armada Oil And Gas Series C Warrants Fair Value, Inputs, Level 3	Mar. 31, 2012 Armada Oil And Gas Series C Warrants Fair Value, Inputs, Level 3	Jun. 30, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Mar. 31, 2012 Armada Oil And Gas Leasehold Interest with Option to Acquire acre	Jun. 30, 2012 Wyoming Property acre
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Common stock issued, acquisition of leases									1,800,000	1,800,000
Acres of undeveloped land									300	300					1,280	1,280																	23,700	23,700	1,648
Closing price of common stock									$ 1.01	$ 1.01							$ 1.80
Common stock issued, estimated fair value	$ 1,818,000								$ 1,818,000	$ 1,818,000
Number of leases acquired											2	2	2	2
Acres of land acquired											120	120	140	140
Number of wells acquired											14	14	12	12
Cash paid for acquisition of leases											128,500	128,500	125,000	125,000
Business Acquisition, common stock issued as consideration			8,870,000	8,870,000																		8,870,000	8,870,000
Business Acquisition, warrants issued as consideration					2,520,000	2,520,000	2,520,000	2,520,000																	2,520,000	2,520,000			2,520,000	2,520,000
Warrant, weighted average exercise price					2.00	2.00	3.00	3.00																	2.00	2.00			3.00	3.00
Warrant, exercise period					5 years	5 years	7 years	7 years																	5 years	5 years			7 years	7 years
Total Purchase Consideration	24,387,356	24,387,356													24,387,356	24,387,356
Business Acquisition, fair value of consideration			15,966,000	15,966,000	4,125,716	4,125,716	4,295,640	4,295,640																15,966,000	4,125,716	4,125,716			4,295,640	4,295,640
Fair value assumption, risk-free interest rate																											1.04%	1.04%			1.61%	1.61%
Fair value assumption, expected lives																											5 years	5 years			7 years	7 years
Fair value assumption, expected volatility																											152.56%	152.56%			152.56%	152.56%
Fair value assumption, dividend yield																											0.00%	0.00%			0.00%	0.00%
Business Acquisition, purchase price allocated to cash	378,436	378,436													378,436	378,436
Business Acquisition, purchase price allocated to accounts payable	11,618	11,618													11,618	11,618
Business Acquisition, purchase price allocated to Oil and gas property	24,020,538	24,020,538													24,020,538	24,020,538		19,260,000	19,260,000	27,674,000	27,674,000
Present value discount factor															2.00%	2.00%		15.00%	15.00%	5.00%	5.00%
Lease and acquisition costs		155,073																																	155,073
Total future lease payments																																			84,494
Business acquisition, proforma net loss																$ 559,207